PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule Of Prepaid Expenses And Other Current Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Advances to third parties		$ 14,457	$ 721
Prepaid expenses		3,925	2,341
Deposits		4,308	4,259
Loan to third parties		2,720	1,261
Funds receivable	[1]	3,880	4,495
Receivable from brokers	[2]	0	5,853
Other receivable	[3]	4,209	0
Other current assets		8,617	1,819
Total		50,183	20,749
Mapbar Technology Limited [Member]
Disposal Group		4,585	0
Online Wealth Management Business
Disposal Group		$ 3,482	$ 0

[1]	Funds receivable mainly represents balances paid by individuals for repayments of financing on Renren Fenqi as well as amounts paid by investors for investments made on Renren Licai that are held at a third party electronic payment service provider as of December 31, 2016 and 2017. The balances were collected subsequent to year-end.
[2]	Receivable from brokers represents cash provided to brokers who hold the cash on behalf of the Company. The cash has not been used to purchase any securities and accordingly is recorded as a receivable. During the year ended December 31, 2017, the Company sold all its short-term securities and received the entire receivable back from the brokers.
[3]	Other receivable represents cash advanced to customers of third party dealerships for purchase of cars for which loans were approved by a bank but for which the customers has not yet received the cash. The amount was subsequently collected by the Company after year-end.